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                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: February 28, 1997
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...24.60
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                      FORM 13F                              SEC USE ONLY
                                                    --------------------------


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the calendar Year or Quarter Ended June 30, 2001.

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                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
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Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
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Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
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           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 26 day of July, 2001.


This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
--------------------------   ------------  -------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
--------------------------   ------------  -------------------- ------------
4                                          9
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--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

               Form 13F

Page 1  of 1                  Name of reporting Manager _______________________

    ITEM 1                       ITEM 2        ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
ALCOA INC                    COM             13817101       3,627         92,052 sh        Sole         N/A        Sole
AMERICAN EXPRESS CO          COM             25816109       3,572         92,052 sh        Sole         N/A        Sole
AT&T CORP                    COM              1957109       2,025         92,052 sh        Sole         N/A        Sole
BOEING CO                    COM             97023105       5,118         92,052 sh        Sole         N/A        Sole
CATERPILLAR INC              COM            149123101       4,607         92,052 sh        Sole         N/A        Sole
CITIGROUP INC                COM            172967101       4,864         92,052 sh        Sole         N/A        Sole
COCA-COLA COMPANY            COM            191216100       4,142         92,052 sh        Sole         N/A        Sole
DUPONT E I DE NEMOURS        COM            263534109       4,441         92,052 sh        Sole         N/A        Sole
EASTMAN KODAK COMPANY        COM            277461109       4,297         92,052 sh        Sole         N/A        Sole
EXXON MOBIL CORPORATION      COM            30231G102       8,041         92,052 sh        Sole         N/A        Sole
GENERAL ELECTRIC CO          COM            369604103       4,488         92,052 sh        Sole         N/A        Sole
GENERAL MOTORS CORP          COM            370442105       5,924         92,052 sh        Sole         N/A        Sole
HEWLETT PACKARD CO           COM            428236103       2,633         92,052 sh        Sole         N/A        Sole
HOME DEPOT                   COM            437076102       4,285         92,052 sh        Sole         N/A        Sole
HONEYWELL INTL INC           COM            438516106       3,221         92,052 sh        Sole         N/A        Sole
INTEL CORP                   COM            458140100       2,693         92,052 sh        Sole         N/A        Sole
IBM CORPORATION              COM            459200101      10,402         92,052 sh        Sole         N/A        Sole
INTERNATIONAL PAPER CO       COM            460146103       3,286         92,052 sh        Sole         N/A        Sole
JOHNSON & JOHNSON            COM            478160104       4,603         92,052 sh        Sole         N/A        Sole
J.P. MORGAN CHASE & CO.      COM            46625H100       4,106         92,052 sh        Sole         N/A        Sole
MCDONALD'S CORP              COM            580135101       2,491         92,052 sh        Sole         N/A        Sole
MERCK & CO                   COM            589331107       5,883         92,052 sh        Sole         N/A        Sole
MICROSOFT CORP               COM            594918104       6,720         92,052 sh        Sole         N/A        Sole
MINNESOTA MNG & MFG CO       COM            604059105      10,503         92,052 sh        Sole         N/A        Sole
PHILIP MORRIS COS INC        COM            718154107       4,672         92,052 sh        Sole         N/A        Sole
PROCTER & GAMBLE CO          COM            742718109       5,873         92,052 sh        Sole         N/A        Sole
SBC COMMUNICATIONS INC.      COM            78387G103       3,688         92,052 sh        Sole         N/A        Sole
UNITED TECHNOLOGIES CORP     COM            913017109       6,744         92,052 sh        Sole         N/A        Sole
WAL-MART STORES INC          COM            931142103       4,492         92,052 sh        Sole         N/A        Sole
WALT DISNEY CO               COM Disney     254687106       2,659         92,052 sh        Sole         N/A        Sole

                                                          144,100
                                                      ================